SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY

The following is a breakout of revenue components by subcategory for the three months ended March 31, 2024 and 2023.

	For the Three Months Ended
	March 31,
	2024	2023

Software App and Cirrus Charter	$2,371,091	$994,253
Jet Card and Fractional Programs	677,320	547,545
Management and Other Services	800,187	333,710
	$3,848,598	$1,875,508

The following is a breakout of revenue components by subcategory for the years ended December 31, 2023 and 2022.

	For the Year Ended
	December 31,
	2023	2022

Software App and Cirrus Charter	$7,125,230	$2,004,807
Jet Card and Fractional Programs	2,847,533	2,257,736
Management and Other Services	2,241,793	400,185
Fractional/Whole Aircraft Sales	-	17,200,000
	$12,214,556	$21,862,728